Additional Financial Information	6 Months Ended
Jan. 23, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Information
Additional Financial Information

	Six Months Ended
Cash Interest and Taxes:	January 23, 2016	January 24, 2015
	(millions)
Cash paid for interest	$26.7	$2.5
Cash paid for income taxes	$17.2	$15.7

Non-cash Transactions

In connection with the ANN Acquisition, as more fully described in Note 4, the Company issued 31.2 million shares of common stock valued at approximately $345 million, based on the Company's stock price on the date of the acquisition. Non-cash investing activities include accrued purchases of fixed assets in the amount of $42.4 million as of January 23, 2016 and $33.6 million as of January 24, 2015.